Leases	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Leases

Note 10 - Leases

1.	Material lease agreements entered into during the period

Ellomay Solar Italy - Fifteen leases the land on which it is constructing solar plant in the municipality of Torino, Verolengo, Piemonte Region, Italy, from a private lessor for a period of 31 years. There will be a regular annual rent of approximately €73 thousand, not including VAT, and capitalized rents in the total amount of €89 thousand. The annual rent is linked to the Italian CPI. A right-of-use asset in the amount of €1,106 thousand has been recognized in the statement of financial position in respect of leases of land. A lease liability in the amount of €1,121 thousand has been recognized in the statement of financial position in respect of such leases of land, out of which an amount of €11 thousand has been recognized in short-term liabilities.

2.	Right-of-use assets

	Netherlands	Italy	Spain			Israel	USA
	Biogas	Solar	Subsidized Solar Plants	28 MW Solar	Talasol Solar	Manara Pumped Storage	Solar	Total
	€ in thousands
Cost
Balance as at January 1, 2024	20	9,526	977	1,350	7,595	9,425	2,074	30,967
Additions	-	1,865	69	83	213	61	24	2,315
Depreciation for the period	(13)	(179)	(45)	(22)	(234)	(215)	(33)	(741)

Effect of changes in exchange rates	-	-	-	-	-	(19)	72	53
Balance as at June 30, 2024	7	11,212	1,001	1,411	7,574	9,252	2,137	32,594

3.	Lease liability

Maturity analysis of the Company’s lease liabilities

June 30, 2024
€ in thousands
Less than one year	757
One to five years	3,267
More than five years	22,352

Total	26,376

Current maturities of lease liability	757

Long-term lease liability	25,619